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PRUDENTIAL INVESTMENT PORTFOLIOS 9

Gateway Center Three, 4th floor
100 Mulberry Street

Newark, New Jersey 07102-4077

January 12, 2011

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:     Prudential Investment Portfolios 9

Post-Effective Amendment No. 31 to the Registration Statement
under the Securities Act of 1933 (No. 333-66895) and
Amendment No. 32 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-09101)

Dear Sir or Madam:

On behalf of the Prudential Investment Portfolios 9 (the “RIC”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 31 to the Registration Statement under the 1933 Act and Amendment No. 32 to the Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act solely for the purpose of adding a new series to the RIC. The new series is Prudential Absolute Return Bond Fund (the “Fund”). The RIC currently has two series, Prudential Large-Cap Core Equity Fund and Prudential International Real Estate Fund. The Amendment is not intended to amend the RIC’s current prospectus or current statement of additional information dated January 11, 2011 for Prudential Large-Cap Core Equity Fund, and is not intended to amend the RIC’s current prospectus or current statement of additional information dated December 21, 2010 for Prudential International Real Estate Fund. The current prospectus for each existing series is herein referred to as a “Current Prospectus” and the current statement of additional information for each existing series is herein referred to as a “Current SAI.”

The RIC intends to file a subsequent post-effective amendment on or before March 30, 2011 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

The Fund’s investment objective is to seek positive returns over the long term regardless of market conditions.

The Fund will also use a variety of investment techniques in pursuing its investment objective, which may include managing duration, credit quality, yield curve positioning and currency exposure, as well as sector and security selection.

Under normal market conditions, the Fund will invest at least 80% of its investable assets (net assets plus borrowings for investment purposes, if any) in debt securities (generally referred to as “bonds”) and/or investments that provide exposure to bonds. Investments in bonds may include, but are not limited to:

•	mortgage-related securities, including commercial mortgage-backed securities

•	asset-backed securities, including collateralized debt obligations, collateralized mortgage-backed obligations or collateralized loan obligations

•	floating rate loans

•	municipal securities (taxable or non-taxable)

•	domestic and foreign corporate debt obligations

•	domestic and foreign government debt obligations, including U.S. Government securities

•	other debt obligations

The Fund’s investments in debt securities may include both fixed rate and floating rate securities.

The Fund may invest up to 50% of its total assets in debt securities that are rated below investment grade (which are sometimes referred to as “junk bonds”) or, if unrated, of comparable quality at the time of purchase as determined by the Fund’s investment sub-adviser. Subject to this limitation, the Fund may invest up to 25% of its total assets in floating rate loans that are rated below investment grade or, if unrated, of comparable quality at the time of purchase as determined by the Fund’s investment sub-adviser.

The Fund may invest in derivative instruments, including futures, forwards, options and swaps, to try to enhance return or to reduce (“hedge”) investment risks.

     Although the Fund may invest in securities of any maturity, under normal market conditions the dollar-weighted average effective duration of the Fund, including futures positions, is expected to range within -3 to 3 years. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).

In addition, under normal market conditions, the Fund may invest:

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Up to 60% of total assets in structured products whose cash flow characteristics are dependent on changes in the value of underlying assets, indices, interest rates or cash flows (including commercial mortgage-backed securities) or asset-backed securities (including collateralized debt obligations, collateralized mortgage-backed obligations or collateralized loan obligations)

•	Up to 50% of total assets in securities or instruments of foreign issuers

•	Up to 20% of total assets in foreign currency, including foreign currency forwards

•	Up to 15% of total assets in state or local municipal securities (taxable or non-taxable)

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Up to 25% of total assets in derivatives (including futures, options, options on futures, foreign currency forward contracts, and various types of swaps), based on market value of the derivatives, for hedging or non-hedging purposes

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Subject to the limitation on investments in derivatives, up to 15% of total assets in swaps, including interest rate swaps, total return swaps, or credit default swaps (on individual securities and/or baskets of securities), based on market value of the swaps

To assist you with the review of the Amendment, we note that much of the non-investment related information set forth in certain sections of the Preliminary Prospectus and the Preliminary Statement of Additional Information of the Fund is substantially similar to the information set forth in certain comparable sections of the Current Prospectus and the Current SAI. Additionally, we note that the staff recently reviewed the following registration statements, which are collectively referred to herein as the “Prior Registration Statements”:

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post-effective amendment No. 29 to the registration statement of the RIC, which went effective on December 21, 2010 (the “Prior RIC Registration Statement”) for the launch of a new series, Prudential International Real Estate Fund; and

•	post-effective amendment No. 28 to the registration statement of Prudential Total Return Bond Fund, Inc., which went effective on December 23, 2010.

The following sections of Fund’s prospectus contained in the Amendment include disclosure that is substantially similar to the disclosure contained in the Prior Registration Statements except as noted:

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“Summary Section – Fees and Expenses, Example, The Fund’s Past Performance, Buying and Selling Fund Shares, Tax Information and Financial Intermediary Compensation” are substantially similar to the Prior Registration Statements (except with respect to fund specific fee information or other calculations);

•	“Other Investments and Strategies” and “Investment Risks” are substantially similar to the Prior Registration Statements;

•	“How the Fund is Managed” is substantially similar to the Prior RIC Registration Statement;

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“Distributor,” “Disclosure of Portfolio Holdings,” “Distributions,” “Tax Issues,” “If You Sell Or Exchange Your Shares” and “How to Buy, Sell or Exchange Shares of the Fund” are substantially similar to the Prior Registration Statements; and

•	“Financial Highlights” are substantially similar to the Prior RIC Registration Statement as they relate to a new fund.

The Fund’s statement of additional information contained in the Amendment includes disclosure that is either substantially similar or identical to the disclosure contained in the Prior Registration Statements.

The Amendment contains all applicable Staff comments to the Prior Registration Statements noted above. Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “limited review” as deemed necessary by the Staff.

The Amendment is designated to go effective on March 30, 2011 and we would appreciate receiving the Staff’s comments, if any, on or about March 4, 2011.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-367-1495. Thank you for your assistance in this matter.

                                   Very truly yours,

                                   /s/ Katherine P. Feld

                                   Katherine P. Feld

                                   Vice President and Corporate Counsel Prudential Investments LLC

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